Significant accounting policies - Summary of Wholly-owned and Partially-owned Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2018
Turkey [member] | Tuprag Metal Madencilik Sanayi ve Ticaret AS ("Tuprag") [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Greece [member] | Hellas Gold SA ("Hellas") [member]
Disclosure of subsidiaries [line items]
Ownership interest	95.00%
Greece [member] | Thracean Gold Mining SA [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Greece [member] | Thrace Minerals SA [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Canada [member] | Integra Gold Corp [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Brazil [member] | Unamgen Mineracao e Metalurgia S/A [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Brazil [member] | Brazauro Resources Corporation ("Brazauro") [member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Romania [member] | Deva Gold SA ("Deva") [member]
Disclosure of subsidiaries [line items]
Ownership interest	80.50%